UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2010
                                               ----------

Check here if Amendment |X|;      Amendment Number: 1
                                                   ---
This Amendment (Check only one.): |X| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
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Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-11-2010
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 74
                                        -------------------

Form 13F Information Table Value Total: $443,878
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/10

           ITEM 1:           ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:         ITEM 6:                      ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE    SHARES   INVESTMENT DISCRETION           VOTING AUTHORITY
                                                         ($ 000'S)               SOLE   SHARED   OTHER      SOLE      SHARED   OTHER
3M CO COM                    COMMON         88579Y101          2,743     31,636    X                      22,318      9,318
ACCENTURE LTD SHS CL         COMMON         G1151C101          2,515     59,195    X                      39,427     19,768
AKZO NOBEL N V ADR SP        FOREIGN        010199305         10,240    165,744    X                      69,372     96,372
ALLIANZ AKTIENEGESELLS       FOREIGN        018805101          7,477    658,909    X                     273,205    385,704
AXA ADR SPONSORED            FOREIGN        054536107          7,584    433,175    X                     196,182    236,993
BANCO SANTANDER CENT         FOREIGN        05964H105          8,303    655,824    X                     296,255    359,569
BHP BILLITON LTD SPON        FOREIGN        088606108          9,531    124,878    X                      56,353     68,525
CANON INC ADR                FOREIGN        138006309         14,784    316,433    X                     141,021    175,412
C.R. BARD INC                COMMON         067383109       1,505.72     18,491    X                      12,432      6,059
CRH PLC ADR                  FOREIGN        12626K203         10,623    638,381    X                     284,037    354,344
DANSKE BK A/S ADR            FOREIGN        236363107          7,194    595,437    X                     245,521    349,916
DIAGEO PLC ADR SPONSO        FOREIGN        25243Q205         17,089    247,638    X                     115,550    132,088
ENI S P A ADR SPONSOR        FOREIGN        26874R108         12,182    282,120    X                     125,574    156,546
ERICSSON L M TEL CO A        FOREIGN        294821608          9,806    893,915    X                     403,353    490,562
ESPRIT HOLDINGS LTD ADR      FOREIGN        29666V204          7,433    685,347    X                     283,097    402,250
EXXON MOBIL                  COMMON         30231G102          1,773     28,702    X                      19,323      9,379
FRANCE TELECOM ADR SP        FOREIGN        35177Q105         11,728    544,726    X                     239,467    305,259
GIVAUDAN                     FOREIGN        37636P108          8,564    420,225    X                     174,654    245,571
GENERAL ELEC CO              COMMON         369604103          2,135    131,394    X                      87,181     44,213
GLAXOSMITHKPLC ADR SP        FOREIGN        37733W105         15,986    404,503    X                     186,719    217,784
HSBC HLDGS PLC ADR SP        FOREIGN        404280406         11,958    236,381    X                     106,941    129,440
I B M                        COMMON         459200101          2,438     18,173    X                      12,208      5,965
IMPERIAL TOBACCO             COMMON         453142101         10,158    169,908    X                      78,822     91,086
ISHARES TR MSCIE EAFE        FOREIGN        464287465            299      5,452    X                           -      5,452
JP MORGAN CHASE              COMMON         46625H100          1,383     36,325    X                      24,573     11,752
JOHNSON & JOHNSON            COMMON         478160104          2,073     33,461    X                      22,467     10,994
KAO CORP SPNS ADR            FOREIGN        485537302          7,615    312,776    X                     130,461    182,315
MEDTRONIC INC COM            COMMON         585055106          1,424     42,401    X                      28,478     13,923
MICROSOFT                    COMMON         594918104          1,721     70,275    X                      47,590     22,685
MITSUBISHI UFJ FINL G        FOREIGN        606822104         11,245  2,428,692    X                   1,101,717  1,326,975
NESTLE S A ADR SPON R        FOREIGN        641069406         14,686    274,066    X                     125,747    148,319
NINTENDO CO. LTD ADR         COMMON         654445303          6,834    218,965    X                      85,235    133,730
NOVARTIS AG SPONSORED        FOREIGN        66987V109         18,652    323,422    X                     148,969    174,453
PEPSICO INC                  COMMON         713448108          2,706     40,718    X                      29,140     11,578
PFIZER INC                   COMMON         717081103          2,022    117,786    X                      78,376     39,410
PROCTER & GAMBLE COMP        COMMON         742718109          2,295     38,275    X                      25,753     12,522
REED ELSEVIER PLC            COMMON         758205207          8,239    244,120    X                      99,125    144,995
ROCHE HLDG LTD SPONSO        FOREIGN        771195104         10,955    319,009    X                     147,160    171,849
ROYAL DUTCH SHELL PLC        FOREIGN        780259206         14,044    232,899    X                     105,410    127,489
SANOFI-AVENTIS ADR           FOREIGN        80105N105         13,560    407,815    X                     188,878    218,937
SAP AG ADR SPON              FOREIGN        803054204         12,056    244,484    X                     101,456    143,028
SOCIETE GENERALE FRAN        FOREIGN        83364L109          8,915    772,798    X                     343,046    429,752
SYNGENTA AG ADR SPONS        FOREIGN        87160A100          8,763    176,007    X                      73,761    102,246
TARGET CORP COM              COMMON         87612E106          2,124     39,734    X                      29,134     10,600
TELEFONICA S A ADR SP        FOREIGN        879382208          8,040    108,426    X                      43,162     65,264
TEVA PHARMACEUTICAL          FOREIGN        881624209          6,955    131,849    X                      62,686     69,163
TNT N V SPON ADR             FOREIGN        87260W101         10,679    396,882    X                     165,853    231,029
TOTAL FINA ELF S A AD        FOREIGN        89151E109         11,548    223,795    X                     106,164    117,631
UBS AG NEW                   FOREIGN        H89231338          7,803    458,195    X                     188,032    270,163
UNILEVER PLC ADR SPON        FOREIGN        904767704         13,743    472,257    X                     211,502    260,755
VODAFONE GROUP INC           FOREIGN        92857W209          9,974    402,017    X                     176,376    225,641
WELLPOINT INC COM            COMMON         94973V107          3,414     60,281    X                      50,266     10,015
WPP PLC                      FOREIGN        92933H101         17,262    310,073    X                     165,374    144,699
ZIMMER HLDGS INC COM         COMMON         98956P102          1,412     26,986    X                      18,013      8,973
ADOBE SYSTEMS INC            COMMON         00721F101            278     10,645    X                      10,063                 582
ALLERGAN                     COMMON         018490102            309      4,648    X                       4,391                 257
AMAZON                       COMMON         023135106            259      1,652                            1,560                  92
APPLE INC                    COMMON         037833100            604      2,129    X                       2,010                 119
C.H.ROBINSON WORLDWIDE       COMMON         12541W209            359      5,133                            4,850                 283
CELGENE CORP                 COMMON         151020104            728     12,637    X                      11,946                 691
CISCO SYSTEMS INC.           COMMON         17275R102            309     14,130    X                      13,353                 777
COGNIZANT TECH SOLUTIONS     COMMON         192446102            507      7,686    X                       7,439                 429
EXPEDITORS INTL OF WASH INC  COMMON         302130109            476     10,289    X                       9,726                 563
F5 NETWORKS                  COMMON         315616102            323      3,115    X                       2,942                 173
GOOGLE INC.                  COMMON         38259P508            520        989    X                         935                  54
INTUITIVE SURGICAL INC       COMMON         46120E602            304      1,071                            1,012                  59
INVESCO LTD                  COMMON         G491BT108            241     11,344                           10,714                 630
MCDONALDS CORP               COMMON         580135101            296      3,974    X                       3,753                 221
NETAPP INC.                  COMMON         64110D104            476      9,570    X                       9,055                 515
PRAXAIR INC.                 COMMON         74005P104            287      3,182    X                       3,005                 177
PRICELINE                    COMMON         741503403            399      1,145    X                       1,082                  63
SCHLUMBERGER                 COMMON         806857108            361      5,866    X                       5,546                 320
STATE STREET                 COMMON         857477103            247      6,549                            6,192                 357
VARIAN MEDICAL SYSTEMS INC.  COMMON         92220P105            402      6,652    X                       6,283                 369

TOTAL                                        74              443,878